Reinsurance - Reconciliation of Deposit Asset and Funds Withheld Liability (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Funds Held Under Reinsurance Agreements, Asset [Roll Forward]
Deposit asset at inception	$ 6,072.6
Incurred interest adjustment	(152.2)
Deposit asset at end of period	5,920.4	$ 5,920.4
Funds withheld liability
Funds withheld liability at inception	5,700.0	0.0
Ceded investment amounts	303.4
Ceded benefit amounts	(313.0)
Quarterly settlement due to reinsurer	(33.5)
Changes in fair value of embedded derivative		(67.0)
Funds withheld liability at end of period	$ 5,589.9	$ 5,589.9